UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08738
                                                    ----------------------------

                         ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022
                                                          ---------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

                    Date of reporting period: AUGUST 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                              VALUE
  --------                                            -------

COMMON STOCKS - 99.32%
               AEROSPACE/DEFENSE - 3.07%
     8,165     Boeing Co. (The)                   $      611,559
    16,740     United Technologies Corp.               1,049,765
                                                  --------------
                                                       1,661,324
                                                  --------------
               BIOTECHNOLOGY - 2.65%
    21,130     Amgen, Inc.*                            1,435,361
                                                  --------------
               DIVERSIFIED MANUFACTURING - 4.23%
    67,285     General Electric Co.                    2,291,727
                                                  --------------
               ELECTRONICS - 2.04%
    13,425     Emerson Electric Co.                    1,102,864
                                                  --------------
               FINANCIAL SERVICES - 10.97%
    19,395     American Express Co.                    1,019,013
    18,145     Citigroup, Inc.                           895,456
     5,935     Goldman Sachs Group, Inc. (The)           882,238
    12,500     Merrill Lynch & Co., Inc.                 919,125
    25,885     SLM Corp.                               1,256,199
    27,810     Wells Fargo & Co.                         966,397
                                                  --------------
                                                       5,938,428
                                                  --------------
               FOOD AND BEVERAGE - 6.12%
    14,185     Hershey Co. (The)                         765,422
    25,525     PepsiCo, Inc.                           1,666,272
    28,135     Sysco Corp.                               883,158
                                                  --------------
                                                       3,314,852
                                                  --------------
               HEALTH CARE SERVICES & EQUIPMENT - 11.17%
    34,560     Caremark Rx, Inc.                       2,002,407
    11,740     St. Jude Medical, Inc.*                   427,453
    20,800     Stryker Corp.                             999,024
    34,675     UnitedHealth Group, Inc.                1,801,366
    10,555     WellPoint, Inc.*                          817,063
                                                  --------------
                                                       6,047,313
                                                  --------------
               HOTELS - 2.17%
    31,155     Mariott International, Inc.,
                 Class A                               1,173,297
                                                  --------------
               HOUSEHOLD PRODUCTS - 2.89%
    25,295     Procter & Gamble Co. (The)              1,565,760
                                                  --------------
               INSURANCE - 3.67%
    19,380     AFLAC, Inc.                               873,457
    17,405     American International Group,
                 Inc.                                  1,110,787
                                                  --------------
                                                       1,984,244
                                                  --------------
               OIL & GAS - 8.15%
    22,425     Apache Corp.                            1,463,904
    22,855     BP PLC, SP ADR                          1,555,283
    22,700     Schlumberger, Ltd.                      1,391,510
                                                  --------------
                                                       4,410,697
                                                  --------------
               PHARMACEUTICALS - 4.08%
     6,780     Allergan, Inc.                            776,717
    25,025     Novartis AG, ADR                        1,429,428
                                                  --------------
                                                       2,206,145
                                                  --------------
               RETAIL - 9.99%
    20,715     Best Buy Co., Inc.                        973,605
    30,165     CVS Corp.                               1,012,036



   SHARES                                              VALUE
  --------                                            -------
               RETAIL (CONTINUED)
    29,085     Home Depot, Inc. (The)             $      997,325
    26,285     Target Corp.                            1,271,931
    23,255     Walgreen Co.                            1,150,192
                                                  --------------
                                                       5,405,089
                                                  --------------
               SEMICONDUCTORS - 3.80%
    28,357     Intel Corp.                               554,096
    15,445     Maxim Integrated Products, Inc.           449,449
    30,900     Microchip Technology, Inc.              1,055,544
                                                  --------------
                                                       2,059,089
                                                  --------------
               TECHNOLOGY - 16.35%
    21,610     Accenture Ltd., Class A                   640,952
    19,750     Apple Computer, Inc.*                   1,340,037
    15,845     Automatic Data Processing, Inc.           747,884
     9,600     Cognizant Technology Solutions
                 Corp.*                                  671,136
    51,675     EMC Corp./Mass.*                          602,014
     2,394     Google, Inc., Class A*                    906,201
    29,010     Hewlett-Packard Co.                     1,060,606
    58,065     Microsoft Corp.                         1,491,690
    15,940     Network Appliance, Inc.*                  545,786
    29,260     Yahoo! Inc.*                              843,273
                                                  --------------
                                                       8,849,579
                                                  --------------
               TELECOMMUNICATIONS - 4.98%
    81,650     Cisco Systems, Inc.*                    1,795,483
    23,825     Qualcomm, Inc.                            897,488
                                                  --------------
                                                       2,692,971
                                                  --------------
               TRANSPORTATION - 1.34%
    10,350     United Parcel Service, Inc.,
                 Class B                                 725,017
                                                  --------------
               UTILITIES - 1.65%
    14,885     Constellation Energy Group, Inc.          894,440
                                                  --------------
               TOTAL COMMON STOCKS                    53,758,197
                                                  --------------
               (Cost $48,454,171)

INVESTMENT COMPANY - 0.69%
   373,340     SSgA Prime Money Market Fund              373,340
                                                  --------------
               TOTAL INVESTMENT COMPANY                  373,340
                                                  --------------
               (Cost $373,340)

               TOTAL INVESTMENTS - 100.01%            54,131,537
                                                  --------------
               (Cost $48,827,511) **

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.01)%                     (5,391)
                                                  --------------
               NET ASSETS - 100.00%               $   54,126,146
                                                  ==============
 --------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is
         $48,827,511

         Gross unrealized appreciation      $ 7,355,217
         Gross unrealized depreciation       (2,051,191)
                                            ------------

         Net unrealized appreciation        $ 5,304,026
                                            ===========
ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                              VALUE
  --------                                            -------

COMMON STOCKS - 98.57%
               BASIC MATERIALS - 1.06%
    34,660     Arch Coal, Inc.                    $    1,135,115
                                                  --------------
               CHEMICALS - 1.76%
    63,825     Nalco Holding Co.*                      1,187,783
    25,925     Valspar Corp. (The)                       689,605
                                                  --------------
                                                       1,877,388
                                                  --------------
               COMMERCIAL SERVICES - 4.01%
    11,290     Apollo Group, Inc., Class A*              566,871
    16,260     Corporate Executive Board Co. (The)     1,425,027
    36,680     Euronet Worldwide, Inc.*                  891,324
    20,880     Stericycle, Inc.*                       1,392,487
                                                  --------------
                                                       4,275,709
                                                  --------------
               CONSUMER CYCLICAL - 0.88%
    14,045     W.W. Grainger, Inc.                       938,206
                                                  --------------
               ELECTRONICS - 3.25%
    27,840     Garmin Ltd.                             1,301,799
    13,770     Harman International                    1,117,022
    39,175     Jabil Circuit, Inc.                     1,051,065
                                                  --------------
                                                       3,469,886
                                                  --------------
               FINANCIAL SERVICES - 8.07%
    32,357     CapitalSource Inc., REIT                  786,275
    36,805     CheckFree Corp.*                        1,317,619
    16,020     First Marblehead Corp. (The)              841,050
    19,175     Global Payments, Inc.                     729,609
     7,850     Legg Mason, Inc.                          716,391
    17,735     Nasdaq Stock Market Inc.*                 505,625
    42,680     optionsXpress Holdings Inc.             1,114,801
    30,270     Paychex, Inc.                           1,086,996
    11,620     SEI Investments Co.                       593,085
    20,730     T. Rowe Price Group Inc.                  913,364
                                                  --------------
                                                       8,604,815
                                                  --------------
               FOOD AND BEVERAGE - 2.18%
     7,720     Brown-Forman Corp., Class B               594,286
    32,275     Whole Foods Market, Inc.                1,730,585
                                                  --------------
                                                       2,324,871
                                                  --------------
               HEALTH CARE SERVICES & EQUIPMENT - 21.73%
    29,700     Biomet, Inc.                              971,487
    55,830     Caremark Rx, Inc.                       3,234,790
    15,230     Community Health Systems Inc.*            590,315
    34,685     Cytyc Corp.*                              828,625
    36,255     Express Scripts, Inc.*                  3,048,320
    26,655     Kinetic Concepts, Inc.*                   842,298
    25,996     Kyphon, Inc*                              941,315
    19,660     Laboratory Corp. of America
                 Holdings*                             1,345,137
    45,245     Lincare Holdings, Inc.*                 1,675,422
    21,855     Omnicare, Inc.                            990,250
    33,255     Psychiatric Solutions, Inc.*            1,064,493
    25,485     Quest Diagnostic, Inc.                  1,638,176
    32,700     ResMed, Inc.*                           1,330,236
    30,680     Sierra Health Services, Inc.*           1,316,172
    48,780     St. Jude Medical, Inc.*                 1,776,080
    28,400     Wellcare Group, Inc*                    1,592,672
                                                  --------------
                                                      23,185,788
                                                  --------------
               HOTELS - 2.37%
    35,995     Hilton Hotels Corp.                       916,793

   SHARES                                              VALUE
  --------                                            -------
               HOTELS - (CONTINUED)
    42,880     Mariott International, Inc.,
                 Class A                          $    1,614,861
                                                  --------------
                                                       2,531,654
                                                  --------------
               HOUSEHOLD PRODUCTS - 1.82%
    14,440     Fortune Brands, Inc.                    1,048,344
    12,630     Mohawk Industries, Inc.*                  895,214
                                                  --------------
                                                       1,943,558
                                                  --------------
               INDUSTRIAL - 1.75%
    20,725     Danaher Corp.                           1,373,860
    14,905     Donaldson Co., Inc.                       497,529
                                                  --------------
                                                       1,871,389
                                                  --------------
               LEISURE & ENTERTAINMENT - 0.91%
    15,620     Harrah's Entertainment, Inc.              974,063
                                                  --------------
               MULTIMEDIA - 3.13%
    15,515     Getty Images, Inc.*                       704,846
    19,680     Lamar Advertising Co., Class A*         1,029,264
    45,015     WebEx Communications, Inc.*             1,607,036
                                                  --------------
                                                       3,341,146
                                                  --------------
               OIL & GAS EXPLORATION - 8.47%
    55,075     Chesapeake Energy Corp.                 1,738,718
    27,700     Grant Prideco, Inc.*                    1,150,381
    14,655     Questar Corp.                           1,268,244
    45,505     Weatherford International Ltd.*         1,956,715
    63,916     XTO Energy, Inc.                        2,925,435
                                                  --------------
                                                       9,039,493
                                                  --------------
               PHARMACEUTICALS - 0.98%
    20,330     Shire PLC, ADR                          1,041,913
                                                  --------------
               RESTAURANTS - 0.67%
    34,630     Applebee's International, Inc.            718,573
                                                  --------------
               RETAIL - 9.31%
    23,200     Advance Auto Parts, Inc.                  698,784
    11,700     AutoZone, Inc.*                         1,056,510
    46,155     Bed Bath & Beyond, Inc.*                1,556,808
    25,430     Dick's Sporting Goods, Inc.*            1,051,022
    11,030     Liz Claiborne, Inc.                       412,191
    34,875     Nordstrom, Inc.                         1,302,581
    41,980     PETsMART, Inc.                          1,053,698
    45,105     Select Comfort Corp.*                     895,334
    71,065     TJX Companies, Inc. (The)               1,900,989
                                                  --------------
                                                       9,927,917
                                                  --------------
               SEMICONDUCTORS - 11.03%
    66,290     Altera Corp.*                           1,341,047
    20,565     ATMI, Inc.*                               593,712
    24,715     KLA-Tencor Corp.                        1,085,236
    28,725     Linear Technology Corp.                   976,937
    44,875     Maxim Integrated Products, Inc.         1,305,862
    58,305     MEMC Electronic Materials, Inc.*        2,255,237
    80,190     Microchip Technology, Inc.              2,739,290
    50,515     NVIDIA Corp.*                           1,470,492
                                                  --------------
                                                      11,767,813
                                                  --------------
               TECHNOLOGY - 10.76%
    22,750     Affiliated Computer Services,
                 Inc., Class A*                        1,167,985
    33,310     Alliance Data Sysems Corp.*             1,683,488
    48,130     Cognizant Technology Solutions
                 Corp.*                                3,364,768
    48,460     Fiserv, Inc.*                           2,140,478

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                               VALUE
  ---------                                            -------
               TECHNOLOGY (CONTINUED)
    14,252     Hyperion Solutions Corp.*          $      472,026
    30,224     Juniper Networks, Inc*                    443,386
    19,470     Network Appliance, Inc.*                  666,653
    40,490     Satyam Computer Services Ltd.,
                 ADR                                   1,545,503
                                                  --------------
                                                      11,484,287
                                                  --------------
               TELECOMMUNICATIONS - 0.90%
    34,035     NeuStar, Inc., Class A*                   960,468
                                                  --------------
               TRANSPORTATION - 3.53%
    33,940     C. H. Robinson Worldwide, Inc.          1,555,131
    65,303     Knight Transportation, Inc.             1,122,558
    25,590     Landstar System, Inc.                   1,092,693
                                                  --------------
                                                       3,770,382
                                                  --------------
               TOTAL COMMON STOCKS                   105,184,434
                                                  --------------
               (Cost $92,721,891)

INVESTMENT COMPANY - 1.68%
 1,790,972     SSgA Prime Money Market Fund            1,790,972
                                                  --------------
               TOTAL INVESTMENT COMPANY                1,790,972
                                                  --------------
               (Cost $1,790,972)

               TOTAL INVESTMENTS - 100.25%           106,975,406
                                                  --------------
               (Cost $94,512,863)**

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.25)%                   (270,461)
                                                  --------------
               NET ASSETS - 100.00%               $  106,704,945
                                                  ==============
 --------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is $94,512,863.

         Gross unrealized appreciation     $ 17,971,647
         Gross unrealized depreciation       (5,509,104)
                                           ------------
         Net unrealized appreciation       $ 12,462,543
                                           ============

ADR      American Depositary Receipt
REIT     Real Estate Investment Trust


               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



   SHARES                                               VALUE
  --------                                             -------

FOREIGN COMMON STOCKS - 67.62%
               AUSTRIA - 1.55%
     8,200     Wienerberger AG                    $      393,638
                                                  --------------
               DENMARK - 0.67%
     1,300     Alk-Abello A/S*                           170,806
                                                  --------------
               FINLAND - 1.95%
    28,200     Nokian Renkaat Oyj                        493,875
                                                  --------------
               FRANCE - 6.20%
    14,900     Accor S.A.                                953,501
     6,900     Sanofi-Aventis S.A.                       619,236
                                                  --------------
                                                       1,572,737
                                                  --------------
               GERMANY - 1.51%
     7,400     Bayerische Motoren Werke AG               383,391
                                                  --------------
               IRELAND - 7.58%
    27,924     Anglo Irish Bank Corp. PLC                461,494
    33,800     Kerry Group PLC, Class A                  753,469
    12,900     Ryanair Holdings PLC, SP ADR*             707,823
                                                  --------------
                                                       1,922,786
                                                  --------------
               JAPAN - 2.75%
    14,000     Canon, Inc.                               696,452
                                                  --------------
               MEXICO - 10.27%
    43,260     Cemex S.A. de C.V., SP ADR              1,249,782
   126,000     Grupo Modelo, S.A. de C.V.,
                 Series C                                530,881
    43,300     Grupo Televisia S.A., ADR                 824,432
                                                  --------------
                                                       2,605,095
                                                  --------------
               NETHERLANDS - 5.79%
    19,400     ING Groep NV                              838,832
    34,014     Vedior NV                                 629,251
                                                  --------------
                                                       1,468,083
                                                  --------------
               SWITZERLAND - 4.11%
     1,700     Nestle SA, Registered Shares              584,576
     6,200     Schindler Holding AG,
                 Participation Certificates              323,386
     2,500     Schindler Holding AG, Registered
                 Shares                                  133,038
                                                  --------------
                                                       1,041,000
                                                  --------------
               UNITED KINGDOM - 25.24%
   139,100     Compass Group PLC                         676,033
    35,100     HBOS PLC                                  670,322
   126,400     Reed Elsevier PLC                       1,356,177
    52,500     Smiths Group PLC                          859,673
   106,448     Tesco PLC                                 764,614
    21,200     Willis Group Holdings Ltd.                767,864
   107,100     WPP Group PLC                           1,305,103
                                                  --------------
                                                       6,399,786
                                                  --------------
               TOTAL FOREIGN COMMON STOCKS            17,147,649
                                                  --------------
               (Cost $14,665,198)

COMMON STOCKS - 27.12%
               AUTOMOBILE - 2.08%
    9,300      BorgWarner, Inc                           527,403
                                                  --------------
               CHEMICALS - 2.61%
    9,100      Sigma-Aldrich Corp.                       660,933
                                                  --------------



   SHARES                                               VALUE
  --------                                             -------
               FINANCIAL SERVICES - 1.95%
     8,000     State Street Corp.                 $      494,400
                                                  --------------
               HEALTH CARE
                 SERVICES & EQUIPMENT - 5.88%
    16,700     IMS Health, Inc.                          455,743
     2,900     Kinetic Concepts, Inc.*                    91,640
    12,200     WellPoint, Inc.*                          944,402
                                                  --------------
                                                       1,491,785
                                                  --------------
               LEISURE & ENTERTAINMENT - 0.24%
     1,000     Harrah's Entertainment, Inc.               62,360
                                                  --------------
               MULTIMEDIA - 2.42%
    21,100     Clear Channel Communications,
                 Inc.                                    612,744
                                                  --------------
               RETAIL - 1.87%
    19,400     Ross Stores, Inc.                         475,106
                                                  --------------
               SEMICONDUCTORS - 2.28%
    28,600     Altera Corp.*                             578,578
                                                  --------------
               TECHNOLOGY - 6.59%
    21,900     American Power Conversion Corp.           384,783
    13,900     Molex, Inc., Class A                      437,294
    54,200     Oracle Corp.*                             848,230
                                                  --------------
                                                       1,670,307
                                                  --------------
               TELECOMMUNICATIONS - 1.20%
    13,800     Cisco Systems, Inc.*                      303,462
                                                  --------------
               TOTAL COMMON STOCKS                     6,877,078
                                                  --------------
               (Cost $6,272,725)

INVESTMENT COMPANIES - 5.35%
   282,215     SSgA Money Market Fund                    282,215
 1,075,700     SSgA Prime Money Market Fund            1,075,700
                                                  --------------
               TOTAL INVESTMENT COMPANIES              1,357,915
                                                  --------------
               (Cost $1,357,915)

               TOTAL INVESTMENTS - 100.09%            25,382,642
                                                  --------------
               (Cost $22,295,838)**

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.09)%                    (23,687)
                                                  --------------
               NET ASSETS - 100.00%               $   25,358,955
                                                  ==============
 --------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is $22,295,838.

         Gross unrealized appreciation       $3,261,272
         Gross unrealized depreciation         (174,468)
                                             ----------
         Net unrealized appreciation         $3,086,804
                                             ==========

ADR      American Depositary Receipt
PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt


               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


             FOREIGN COMMON STOCKS
         INDUSTRY CONCENTRATION TABLE:
            (% of Total Net Assets)

Multimedia...................................     13.75%
Food and Beverage ...........................     13.05%
Building Products ...........................      6.48%
Insurance ...................................      6.34%
Financial Services ..........................      4.46%
Leisure & Entertainment .....................      3.76%
Automobile ..................................      3.46%
Capital Goods ...............................      3.39%
Pharmaceuticals .............................      3.11%
Airlines ....................................      2.79%
Technology ..................................      2.75%
Commercial Services .........................      2.48%
Machinery ...................................      1.80%
                                              ---------
Total                                             67.62%
                                              =========


               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                              VALUE
  ---------                                           -------

FOREIGN COMMON STOCKS - 98.85%
               AUSTRALIA - 1.49%
   102,000     National Australia Bank, Ltd.      $    2,828,489
                                                  --------------
               BELGIUM - 1.31%
    70,800     Belgacom                                2,500,744
                                                  --------------
               CANADA - 1.50%
    56,547     BCE Inc.                                1,410,478
    27,700     EnCana Corp.                            1,453,542
                                                  --------------
                                                       2,864,020
                                                  --------------
               CHINA - 2.78%
   153,000     Cheung Kong (Holdings), Ltd.            1,689,890
   615,000     China Life Insurance Co., Ltd.          1,091,260
   276,400     Hutchinson Whampoa, Ltd.                2,510,870
                                                  --------------
                                                       5,292,020
                                                  --------------
               DENMARK - 1.40%
    69,300     Danske Bank A/S                         2,666,117
                                                  --------------
               FINLAND - 5.47%
   223,000     Nokia Oyj                               4,671,129
   155,300     Stora Enso Oyj, Class R                 2,359,693
   142,700     UPM-Kymmene Oyj                         3,382,166
                                                  --------------
                                                      10,412,988
                                                  --------------
               FRANCE - 7.05%
    37,989     Compagnie Generale des
                 Etablissements Michelin, Class B      2,579,485
    64,825     Credit Agricole S.A.                    2,633,529
    18,250     Societe Generale                        2,946,000
   114,600     Thomson                                 1,833,776
    50,950     Total SA, SP ADR                        3,435,558
                                                  --------------
                                                      13,428,348
                                                  --------------
               GERMANY - 2.86%
    36,100     BASF AG                                 2,975,226
    47,500     Bayerische Motoren Werke AG             2,460,957
                                                  --------------
                                                       5,436,183
                                                  --------------
               ITALY - 1.70%
    52,870     Eni SpA, SP ADR                         3,233,529
                                                  --------------
               JAPAN - 19.69%
    88,650     Canon, Inc.                             4,410,034
       297     East Japan Railway Co.                  2,193,441
   113,000     Fuji Photo Film Co., Ltd.               4,139,018
    63,000     Kao Corp.                               1,679,714
     9,900     NEC Electronics Corp.*                    333,949
    10,300     Nintendo Co., Ltd.                      2,112,731
       458     NIPPON TELEGRAPH & TELEPHONE
                 CORP.                                 2,313,506
    61,100     NOK CORP.                               1,603,032
   154,900     Nomura Holdings, Inc.                   2,995,213
    41,000     Seven & I Holdings Co., Ltd             1,449,380
    44,800     Shin-Etsu Chemical Co., Ltd.            2,553,022
    19,000     SMC Corp.                               2,539,376
    76,500     Sony Corp.                              3,310,362
    62,500     Takeda Parmaceutical Co., Ltd.          4,136,675
    31,500     Toyota Motor Corp.                      1,709,230
                                                  --------------
                                                      37,478,683
                                                  --------------



   SHARES                                              VALUE
  --------                                            -------
               MEXICO - 2.15%
    18,900     Fomento Economico Mexicano
                 SA de CV, SP ADR                 $    1,775,088
    95,850     Telefonos de Mexico
                 SA de CV, SP ADR                      2,313,819
                                                  --------------
                                                       4,088,907
                                                  --------------
               NETHERLANDS - 10.69%
   253,700     Aegon NV                                4,530,879
    78,000     Heineken NV                             3,618,449
    67,425     ING Groep NV                            2,915,372
    49,250     Koninklijke (Royal) Philips
                 Electronics NV                        1,690,260
    44,220     Royal Dutch Shell PLC, ADR              3,164,383
   117,700     TNT NV                                  4,425,719
                                                  --------------
                                                      20,345,062
                                                  --------------
               NORWAY - 0.64%
    45,200     Statoil ASA                             1,219,013
                                                  --------------
               SOUTH KOREA - 3.23%
    28,600     Kookmin Bank                            2,314,657
    63,950     Korea Electric Power Corp., SP
                 ADR                                   1,241,909
   117,225     KT Corp., SP ADR                        2,590,673
                                                  --------------
                                                       6,147,239
                                                  --------------
               SPAIN - 0.94%
    62,600     Repsol YPF SA, SP ADR                   1,797,872
                                                  --------------
               SWEDEN - 1.25%
   189,800     Nordea AB                               2,383,369
                                                  --------------
               SWITZERLAND - 9.57%
    52,900     Credit Suisse Group                     2,950,469
    15,000     Nestle SA, Registered Shares            5,158,021
    88,000     Novartis AG, Registered                 5,022,546
     8,375     Roche Holding AG                        1,543,882
    15,500     Zurich Financial Services AG            3,532,315
                                                  --------------
                                                      18,207,233
                                                  --------------
               TAIWAN - 0.57%
   116,671     Tiawan Semiconductor
                 Manufacturing Co., Ltd., SP ADR       1,086,207
                                                  --------------
               UNITED KINGDOM - 24.56%
    51,200     Anglo American PLC                      2,214,898
   585,600     BAE Systems PLC                         4,131,090
   134,900     BP PLC                                  1,533,422
   204,200     Cadbury Schweppes PLC                   2,173,416
   179,200     Diageo PLC                              3,190,252
    93,700     GlaxoSmithKline PLC, ADR                5,320,286
   233,900     HSBC Holdings PLC                       4,244,226
   645,200     Kingfisher PLC                          2,899,224
   391,000     Lloyds TSB Group PLC                    3,882,455
   331,300     Reed Elsevier PLC                       3,554,600
   184,800     Royal Bank of Scotland Group PLC        6,270,253
 1,808,538     Vodafone Group PLC                      3,917,007
   810,400     William Morrison Supermarkets PLC       3,413,957
                                                  --------------
                                                      46,745,086
                                                  --------------
               TOTAL FOREIGN COMMON STOCKS           188,161,109
                                                  --------------
               (Cost $136,352,691)


               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                              VALUE
  ---------                                           -------

INVESTMENT COMPANY - 0.67%
 1,269,851     SSgA Prime Money Market Fund       $    1,269,851
                                                  --------------
               TOTAL INVESTMENT COMPANY                1,269,851
                                                  --------------
               (Cost $1,269,851)

               TOTAL INVESTMENTS - 99.52%            189,430,960
                                                  --------------
               (Cost $137,622,542) **

               OTHER ASSETS
               NET OF LIABILITIES - 0.48%                907,580
                                                  --------------
               NET ASSETS - 100.00%               $  190,338,540
                                                  ==============
 --------------------------
*        Non-income producing security
** Aggregate cost for Federal income tax purposes is $137,622,542.

         Gross unrealized appreciation     $53,454,551
         Gross unrealized depreciation      (1,646,133)
                                           -----------
         Net unrealized appreciation       $51,808,418
                                           ===========
ADR      American Depositary Receipt
PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt

          INDUSTRY CONCENTRATION TABLE:
            (% of Total Net Assets)

          Banking ...........................     15.85%
          Telecommunications ................     10.36%
          Food and Beverages ................     10.16%
          Pharmaceuticals ...................      8.42%
          Oil and Gas .......................      8.32%
          Insurance .........................      6.34%
          Financial Services ................      4.44%
          Automotive ........................      4.39%
          Transportation ....................      3.48%
          Basic Materials ...................      4.18%
          Chemicals .........................      2.90%
          Home Furnishing ...................      2.70%
          Office/Business Equipment .........      2.32%
          Retail ............................      2.28%
          Industrial ........................      3.50%
          Aerospace/Defense .................      2.17%
          Media .............................      1.87%
          Cash and Net Other Assets .........      1.15%
          Consumer Cycliclals ...............      1.11%
          Electronics .......................      0.89%
          Real Estate .......................      0.89%
          Consumer Staples ..................      0.88%
          Semiconductors ....................      0.75%
          Electric Utilities ................      0.65%
                                                --------
          Total                                  100.00%
                                                ========




               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                              VALUE
  ---------                                            -------

COMMON STOCKS - 93.46%
               AEROSPACE/DEFENSE - 5.01%
    12,090     General Dynamics Corp.             $      816,679
    17,935     United Technologies Corp.               1,124,704
                                                  --------------
                                                       1,941,383
                                                  --------------
               BASIC MATERIALS - 1.51%
    21,950     Compass Minerals International,
                 Inc.                                    586,724
                                                  --------------
               CHEMICALS - 4.89%
    45,560     Nalco Holding Co.*                        847,871
    13,565     Praxair, Inc.                             778,767
    10,026     Valspar Corp. (The)                       266,692
                                                  --------------
                                                       1,893,330
                                                  --------------
               DIVERSIFIED MANUFACTURING - 7.10%
    42,205     General Electric Co.                    1,437,502
     7,535     Textron, Inc.                             631,885
     9,786     VF Corp.                                  683,944
                                                  --------------
                                                       2,753,331
                                                  --------------
               ELECTRONICS - 1.58%
    22,745     Jabil Circuit, Inc.                       610,248
                                                  --------------
               FINANCIAL SERVICES - 21.57%
    31,778     Bank of America Corp                    1,635,614
    11,770     Bank of New York Co., Inc.                397,237
     9,365     Capital One Financial Corp.               684,581
    19,110     CapitalSource Inc., REIT                  464,373
    26,685     Citigroup, Inc.                         1,316,905
     8,150     Developers Diversified Realty
                 Corp, REIT                              440,915
    10,330     Merrill Lynch & Co., Inc.                 759,565
    18,435     SLM Corp.                                 894,651
    12,045     Ventas, Inc., REIT                        482,402
     9,410     Wachovia Corp.                            514,068
    22,165     Wells Fargo & Co.                         770,234
                                                  --------------
                                                       8,360,545
                                                  --------------
               HEALTH CARE SERVICES
                 & EQUIPMENT - 7.04%
    24,845     Aetna, Inc.                               925,973
     8,699     Express Scripts, Inc.*                    731,412
     6,080     Laboratory Corp. of America
                 Holdings*                               415,994
    14,469     Omnicare, Inc.                            655,590
                                                  --------------
                                                       2,728,969
                                                  --------------
               HOUSEHOLD PRODUCTS - 5.07%
    10,940     Fortune Brands, Inc.                      794,244
    18,940     Procter & Gamble Co. (The)              1,172,386
                                                  --------------
                                                       1,966,630
                                                  --------------
               INDUSTRIAL - 2.98%
    10,291     Caterpillar, Inc.                         682,808
    19,880     Reddy Ice Holdings, Inc.                  471,554
                                                  --------------
                                                       1,154,362
                                                  --------------
               INSURANCE - 1.77%
     9,365     Prudential Financial, Inc.                687,485
                                                  --------------
               LEISURE & ENTERTAINMENT - 1.27%
     7,915     Harrah's Entertainment, Inc.              493,579
                                                  --------------
               MULTIMEDIA - 2.92%
    17,873     Cumulus Media, Inc., Class A*             179,445

   SHARES                                              VALUE
  ---------                                           -------
               MULTIMEDIA (CONTINUED)
    18,205     Lamar Advertising Co., Class A*    $      952,121
                                                  --------------
                                                       1,131,566

                                                  --------------
               OIL & GAS - 5.82%
    19,065     BP PLC, SP ADR                          1,297,373
    10,660     Equitable Resources, Inc.                 392,928
     5,420     Kinder Morgan, Inc.                       565,631
                                                  --------------
                                                       2,255,932
                                                  --------------
               OIL & GAS EXPLORATION - 4.67%
    20,120     Chesapeake Energy Corp.                   635,188
     6,320     Devon Energy Corp.                        394,937
    17,065     XTO Energy, Inc.                          781,065
                                                  --------------
                                                       1,811,190
                                                  --------------
               PHARMACEUTICALS - 1.71%
    13,620     Abbott Laboratories                       663,294
                                                  --------------
               RETAIL - 3.47%
    19,600     Advance Auto Parts, Inc.                  590,352
     9,340     Nike, Inc.                                754,298
                                                  --------------
                                                       1,344,650
                                                  --------------
               TECHNOLOGY - 7.50%
    12,750     Accenture Ltd., Class A                   378,165
     7,003     Fiserv, Inc.*                             309,323
    12,915     Hewlett-Packard Co.                       472,172
    26,395     Microsoft Corp.                           678,088
    68,300     Oracle Corp.*                           1,068,895
                                                  --------------
                                                       2,906,643
                                                  --------------
               TELECOMMUNICATIONS - 2.35%
    29,260     AT&T Inc.                                 910,864
                                                  --------------
               UTILITIES - 5.23%
    13,650     Constellation Energy Group, Inc.          820,229
    19,795     Exelon Corp.                            1,207,099
                                                  --------------
                                                       2,027,328
                                                  --------------
               TOTAL COMMON STOCKS                    36,228,053
                                                  --------------
               (Cost $35,155,045)

INVESTMENT COMPANIES - 6.07%
   428,902     SSgA Money Market Fund                    428,902
 1,923,071     SSgA Prime Money Market Fund            1,923,071
                                                  --------------
               TOTAL INVESTMENT COMPANIES              2,351,973
                                                  --------------
               (Cost $2,351,973)

               TOTAL INVESTMENTS - 99.53%             38,580,026
                                                  --------------
               (Cost $37,507,018)**

               OTHER ASSETS
               NET OF LIABILITIES - 0.47%                183,046
                                                  --------------
               NET ASSETS - 100.00%               $   38,763,072
                                                  ==============
 --------------------------
*        Non-income producing security
** Aggregate cost for Federal income tax purposes is $37,507,018.

         Gross unrealized appreciation       $1,658,582
         Gross unrealized depreciation         (585,574)
                                             ----------
         Net unrealized appreciation         $1,073,008
                                             ==========

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



PLC      Public Limited Company
REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt


               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)                    AUGUST 31, 2006


NOTE (1) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADRs") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

Multi-Cap Global Value Fund and International Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ATLANTIC WHITEHALL FUNDS TRUST

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 25, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 25, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ KENNETH KOZANDA
                         -------------------------------------------------------
                           Kenneth Kozanda, Chief Financial Officer
                           (principal financial officer)

Date     OCTOBER 25, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.